TAX STATUS OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Tax Status [Line Items]
TAX STATUS OF PLAN	TAX STATUS OF PLANThe IRS has determined and informed the Company by a letter dated October 23, 2017 that the Plan is qualified, and the trust established for the Plan is exempt from Federal income tax under the appropriate Sections of the IRC. The Company and Plan’s tax counsel believe the Plan is currently designed and being operated in compliance with the applicable requirements of the IRC. Therefore, no provision for income taxes has been included in the Plan’s financial statements.